Provisions	12 Months Ended
Mar. 31, 2024
Provisions [abstract]
Provisions	Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2022	¥42,869	¥13,353	¥404,982	¥34,497	¥495,701
Increases	25,096	7,807	1,005,330	17,095	1,055,328
Decreases (utilized)	(3,981)	(12,098)	(953,287)	(16,538)	(985,905)
Decreases (reversed)	(95)	(1,066)	(25,624)	(11,200)	(37,985)
Foreign currency translation differences	402	956	33,813	2,019	37,190
As of March 31, 2023	¥64,290	¥8,951	¥465,214	¥25,874	¥564,329
Increases	54,679	14,326	956,682	10,864	1,036,551
Decreases (utilized)	(93,016)	(10,716)	(993,456)	(12,106)	(1,109,294)
Decreases (reversed)	(6,864)	(1,664)	(30,307)	(5,734)	(44,568)
Foreign currency translation differences	3,253	1,205	85,127	2,191	91,775
As of March 31, 2024	¥22,342	¥12,102	¥483,259	¥21,089	¥538,793
The current portion of the provision is JPY 443,502 million, JPY 508,360 million and JPY 524,420 million as of April 1, 2022, March 31, 2023 and 2024, respectively. The non-current portion of the provision is JPY 52,199 million, JPY 55,969 million and JPY 14,373 million as of April 1, 2022, March 31, 2023 and 2024, respectively.
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2022, 2023 and 2024, in connection with the following:
•Integration of Shire - In the years ended March 31, 2022 and 2023, Takeda directed various restructuring efforts following the Shire acquisition. The integration of Shire includes initiatives to consolidate systems, sites, and functions, and to optimize the workforce.
•Various other efforts to improve the efficiency of its operations and related facilities.
A restructuring provision is recorded when Takeda has developed a detailed formal plan for the restructuring and, through an execution of the plan or an announcement of its main features to those affected by it, a valid expectation has been raised in those affected by the plan that the plan will be implemented. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities.
Restructuring expenses recorded for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Cash:
Severance	¥15,230	¥10,605	¥13,685
Consulting fees	2,963	12,709	11,528
Other	65,163	33,601	48,622
Total	¥83,357	¥56,915	¥73,835
Non-Cash:
Depreciation and impairment	¥479	¥2,320	¥7,523
Total	¥83,836	¥59,234	¥81,358
Other restructuring expenses for the fiscal years ended March 31, 2022, 2023 and 2024 include personnel expenses of JPY 9,420 million, JPY 9,683 million, and JPY 9,769 million, respectively, and mainly related to retention bonus and salary of employees fully dedicated to restructuring programs. Also, other restructuring expenses for the fiscal years ended March 31, 2022 and 2023 include expenses related to system optimization by the integration of Shire in digital transformation initiatives and those expenses for the fiscal year ended March 31, 2024 include expenses related to lease termination agreement to consolidate the offices for the purpose of maximizing organizational effectiveness.
The Company’s Board of Directors held on May 9, 2024 approved a multi-year efficiency program and, primarily as a result of the program, a restructuring expense of JPY 140,000 million is projected to be incurred in the fiscal year ending March 31, 2025.
Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandises. The balances stated in the summary table above include provisions of JPY 293,385 million and JPY 253,832 million as of March 31, 2023 and 2024, respectively, for contractual and statutory rebates payable under Commercial healthcare provider contracts and U.S. State and Federal government health programs, such as U.S. Medicaid and U.S. commercial managed care programs. These are expected to be paid out generally within one year. Return reserves are recorded primarily for credits expected to be issued to customers for certain expired product that will be returned. Sales rebates and sales returns reserves are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to asset retirement obligations, contract termination fees and onerous contracts.